FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
Schedule of major financial instruments measured at fair value, by level within the fair value hierarchy

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	1,811	1,811	—	—
Liabilities
Warrant liabilities	800	800	—	—
Convertible notes	276,604	—	—	276,604
Exchangeable notes	128,852	—	—	128,852

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	2,221	2,221	—	—
Securities pledged to an investor	315,796	315,796	—	—
Derivative asset	694	—	694	—
Liabilities
Put option liabilities	309,115	—	—	309,115
Warrant liabilities	3,340	1,996	—	1,344
Convertible notes	188,156	—	—	188,156
Exchangeable notes	102,999	—	—	102,999